Note 6 - Accounts Payable and Accrued Liabilities (Detail) - Accounts payable and accrued liabilities (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Accounts payable		$ 5,219	$ 1,407
Engineering accrual		30	500
Other accrued liabilities		1,334	1,001
Total	$ 3,686	$ 6,583	$ 2,908